Brokerage And Custodial Fees (Schedule Of Brokerage And Custodial Fees) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Brokerage And Custodial Fees [Abstract]
Brokerage fees	$ 2,415,223	$ 3,037,123	$ 7,668,787	$ 9,446,315	$ 12,462,234	$ 13,188,941	$ 13,566,607
Custodial fees		4		18	18	46	131
Total	$ 2,415,223	$ 3,037,127	$ 7,668,787	$ 9,446,333	$ 12,462,252	$ 13,188,987	$ 13,566,738